B2 Net sales (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Net Sales

Net sales

	2018	2017 1)	2016 1)
Hardware	76,792	70,862	72,675
Software	44,633	43,896	49,096
Services	89,413	90,620	98,545

Net sales	210,838	205,378	220,316
Of which IPR licensing revenues	7,954	8,250	10,256
Export sales from Sweden	109,969	87,463	105,552

1)	2017 and 2016 are restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”